Basic and Diluted Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2022	2021	2022	2021
	(in thousands, except per share data)
	£	£	£	£
Loss for the period	(3,892)	(9,087)	(12,295)	(18,848)

Basic and diluted weighted average number of shares	52,196	52,162	52,190	51,907
Basic and diluted loss per share	(0.07)	(0.17)	(0.24)	(0.36)